Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Quantitative Master Series LLC
Entity Central Index Key	0001025836
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Master Small Cap Index Series
Shareholder Report [Line Items]
Fund Name	Master Small Cap Index Series
Class Name	Master Small Cap Index Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Series costs for the last six months?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,982,925,751
Holdings Count | Holdings	2,145
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Series statistics
Net Assets	$ 4,982,925,751
Number of Portfolio Holdings	2,145
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Series invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets (b)(c)
Health Care	17.0%
Industrials	16.9
Financials	16.2
Information Technology	13.1
Consumer Discretionary	9.8
Energy	6.5
Real Estate	5.9
Materials	4.5
Consumer Staples	2.7
Utilities	2.7
Other*	3.1
Short-Term Securities	9.2
Liabilities in Excess of Other Assets	(7.6)
Ten largest holdings
Security	Percent of Net Assets (b)(c)
iShares Russell 2000 ETF	0.7%
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co., Class A	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes underlying investment in total return swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (b)(c)
iShares Russell 2000 ETF	0.7%
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co., Class A	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes underlying investment in total return swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Updated Prospectus Web Address	blackrock.com